Acquisitions - HPES Narrative (Details) $ in Millions			3 Months Ended	12 Months Ended
		Apr. 01, 2017 USD ($) shares	Sep. 30, 2017 USD ($)	Mar. 31, 2018 USD ($)		Mar. 31, 2017 USD ($) tranche		Apr. 01, 2016 USD ($)	May 31, 2016 USD ($)
Business Acquisition [Line Items]
Long-term capitalized lease liabilities				$ 619
Goodwill				7,619	[1]	$ 1,855	[2]	$ 1,277
Net income (loss)	[4]			1,782	[3],[5],[6]	(100)	[5]	263
Hewlett Packard Enterprise Services
Business Acquisition [Line Items]
Shares issued for each share of CSC common stock (in shares) | shares		1
Equity interest issued (in shares) | shares		141,298,797
Percentage ownership of CSC stockholders following the Merger		49.90%
Adjustment to settle obligations				203
Adjustment to capital leases			$ 1,000	1,000
Adjustment to property, plant, and equipment				99
Decrease to net assets				638
Adjustment to total assets				1,100
Adjustment to accounts receivable				137
Adjustment to intangible assets				(440)
Adjustment to liabilities				1,700
Adjustment to deferred revenue				436
Adjustment to debt				106
Adjustment to long-term tax related liabilities				192
Goodwill		$ 7,392
Restructuring liabilities		325
Long term debt		4,806
Adjustment to debt				12
Adjustment to deferred debt issuance costs				12
Capital lease obligation		1,700
Hewlett Packard Enterprise Company
Business Acquisition [Line Items]
Debt and accrued interest		87
Maximum | Hewlett Packard Enterprise Services | Hewlett Packard Enterprise Services
Business Acquisition [Line Items]
Long-term capitalized lease liabilities									$ 250
Assets Held under Capital Leases | Hewlett Packard Enterprise Services
Business Acquisition [Line Items]
Adjustment to property, plant, and equipment			654	424
Adjustment to goodwill			$ 371
Land and Data Centers | Hewlett Packard Enterprise Services
Business Acquisition [Line Items]
Adjustment to property, plant, and equipment				(318)
Customer relationships | Hewlett Packard Enterprise Services
Business Acquisition [Line Items]
Adjustment to intangible assets				1,300
GBS
Business Acquisition [Line Items]
Goodwill				4,531		1,470		914
GBS | Hewlett Packard Enterprise Services
Business Acquisition [Line Items]
Goodwill				2,800
GIS
Business Acquisition [Line Items]
Goodwill				3,088		385		$ 363
GIS | Hewlett Packard Enterprise Services
Business Acquisition [Line Items]
Goodwill				2,600
USPS | Hewlett Packard Enterprise Services
Business Acquisition [Line Items]
Goodwill				2,000
Workforce Reductions | Hewlett Packard Enterprise Services
Business Acquisition [Line Items]
Restructuring liabilities		255
Facilities Costs | Hewlett Packard Enterprise Services
Business Acquisition [Line Items]
Restructuring liabilities		$ 70
Senior notes | Hewlett Packard Enterprise Services
Business Acquisition [Line Items]
Long term debt						1,800
Adjustment to debt				94
Secured debt | Hewlett Packard Enterprise Services
Business Acquisition [Line Items]
Long term debt						$ 2,000
Number of tranches | tranche						3
Senior Notes, Issued 2017 | Senior notes | Hewlett Packard Enterprise Services
Business Acquisition [Line Items]
Long term debt						$ 1,500
Senior Notes, Issued 1999 | Senior notes | Hewlett Packard Enterprise Services
Business Acquisition [Line Items]
Long term debt						$ 300
Acquisition-related Costs | Hewlett Packard Enterprise Services
Business Acquisition [Line Items]
Net income (loss)				$ (26)

[1]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.
[2]	Certain prior year amounts were adjusted to retroactively reflect the legal capital of DXC.
[3]	As a result of the USPS Separation, Statements of Operations, Balance Sheets, and related financial information reflect USPS's operations and assets and liabilities as discontinued operations for fiscal 2018. The cash flows and comprehensive income of USPS have not been segregated and are included in the Statements of Cash Flows and Statements of Comprehensive Income (Loss) for fiscal 2018.
[4]	Fiscal 2016 through fiscal 2018 have been adjusted to give effect to the retrospective adoption of ASU 2017-07 during the first quarter of fiscal 2019.
[5]	Fiscal 2017 and fiscal 2018 have been adjusted to give effect to the retrospective adoption of ASU's 2016-15 and 2016-18 during the first quarter of fiscal 2019.
[6]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.